Document And Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Curbline Properties Corp.
Entity Central Index Key	0002027317
Entity Emerging Growth Company	false
Entity File Number	001-42265
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	93-4224532
Entity Address, Address Line One	320 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(216)
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CURB
Security Exchange Name	NYSE